UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     Michael Klarman     New York, NY     February 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $654,447 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGRIUM INC                     COM              008916108    18557   589300 SH       SOLE                   589300        0        0
AIRTRAN HLDGS INC              COM              00949P108     9509   810000 SH       SOLE                   810000        0        0
ALCOA INC                      COM              013817101     9753   325000 SH       SOLE                   325000        0        0
ALTRIA GROUP INC               COM              02209S103    18966   221000 SH       SOLE                   221000        0        0
ANDERSONS INC                  COM              034164103     5087   120000 SH       SOLE                   120000        0        0
AVENTINE RENEWABLE ENERGY      COM              05356X403     4948   210000 SH       SOLE                   210000        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    44137  2362800 SH       SOLE                  2362800        0        0
BEARINGPOINT INC               COM              074002106     7425   943400 SH       SOLE                   943400        0        0
BED BATH & BEYOND INC          COM              075896100    10397   272900 SH       SOLE                   272900        0        0
BEST BUY INC                   COM              086516101    30006   610000 SH       SOLE                   610000        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     5053   192000 SH       SOLE                   192000        0        0
BUNGE LIMITED                  COM              G16962105    40243   555000 SH       SOLE                   555000        0        0
CELANESE CORP DEL              COM SER A        150870103    40086  1548900 SH       SOLE                  1548900        0        0
CENVEO INC                     COM              15670S105    12714   599700 SH       SOLE                   599700        0        0
COLD SPRING CAP INC            *W EXP 11/11/200 192865111      175   731200 SH  CALL SOLE                   731200        0        0
COMPTON PETE CORP              COM              204940100    10120  1109700 SH       SOLE                  1109700        0        0
ELECTRONICS FOR IMAGING INC    COM              286082102     5218   196300 SH       SOLE                   196300        0        0
ENDEAVOR ACQUISITION CORP      COM              292577103     5514   600000 SH       SOLE                   600000        0        0
EXPRESS SCRIPTS INC            COM              302182100    24988   349000 SH       SOLE                   349000        0        0
FIRST DATA CORP                COM              319963104    12553   491900 SH       SOLE                   491900        0        0
HD PARTNERS ACQUISITION CORP   COM              40415K100      735   100000 SH       SOLE                   100000        0        0
HD PARTNERS ACQUISITION CORP   *W EXP 06/01/201 40415K118       67   100000 SH  CALL SOLE                   100000        0        0
IPSCO INC                      COM              462622101     9950   106000 SH       SOLE                   106000        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104        7      440 SH  CALL SOLE                      440        0        0
LIMITED BRANDS INC             COM              532716107    10853   375000 SH       SOLE                   375000        0        0
MASTERCARD INC                 CL A             57636Q104    24967   253500 SH       SOLE                   253500        0        0
MICROSOFT CORP                 COM              594918104    16193   542300 SH       SOLE                   542300        0        0
MONSANTO CO NEW                COM              61166W101     6419   122200 SH       SOLE                   122200        0        0
MOSAIC CO                      COM              61945A107    33298  1558900 SH       SOLE                  1558900        0        0
NOVELIS INC                    COM              67000X106    10165   365000 SH       SOLE                   365000        0        0
ORACLE CORP                    COM              68389X105    14878   868000 SH       SOLE                   868000        0        0
PENN NATL GAMING INC           COM              707569109    20668   496600 SH       SOLE                   496600        0        0
PERINI CORP                    COM              713839108    15014   487800 SH       SOLE                   487800        0        0
QUALCOMM INC                   COM              747525103    23997   635000 SH       SOLE                   635000        0        0
RAIT FINANCIAL TRUST           COM              749227104     3716   107779 SH       SOLE                   107779        0        0
SCHERING PLOUGH CORP           COM              806605101     5201   220000 SH       SOLE                   220000        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    28299  1067900 SH       SOLE                  1067900        0        0
STMICROELECTRONICS N V         NY REGISTRY      861012102    17149   932000 SH       SOLE                   932000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    45793  1011100 SH       SOLE                  1011100        0        0
UAL CORP                       COM NEW          902549807     9680   220000 SH       SOLE                   220000        0        0
VAIL RESORTS INC               COM              91879Q109     5782   129000 SH       SOLE                   129000        0        0
VERIFONE HLDGS INC             COM              92342Y109    19116   540000 SH       SOLE                   540000        0        0
WCI CMNTYS INC                 COM              92923C104     3805   198400 SH       SOLE                   198400        0        0
WESTERN UN CO                  COM              959802109    13246   590800 SH       SOLE                   590800        0        0